Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

Basis of Consolidation and Presentation of Financial Information

The accompanying consolidated financial statements include the accounts of RPX Corporation and its subsidiaries. Intercompany transactions and balances have been eliminated.

Unaudited Interim Financial Statements

The accompanying interim consolidated balance sheet as of June 30, 2011, the interim consolidated statements of operations and cash flows for the six months ended June 30, 2010 and 2011 and the interim consolidated statement of redeemable convertible preferred stock and stockholders' equity for the six months ended June 30, 2011 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual audited financial statements and in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly the Company's financial condition and results of operations and cash flows for the six months ended June 30, 2010 and 2011. The financial data and other information disclosed in these notes related to the six months ended June 30, 2010 and 2011 are unaudited. The results of operations for the six months ended June 30, 2011 are not necessarily indicative of the results to be expected for fiscal year 2011 or for any other interim period or for any other future year.

Use of Estimates

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, contingent assets and liabilities, and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period covered by the consolidated financial statements and accompanying notes. The Company bases its estimates on various factors and information which may include, but are not limited to, history and prior experience, expected future results, new related events and current economic conditions, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ materially from those estimates.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 605, Revenue Recognition (ASC 605) and related authoritative guidance. The primary source of the Company's revenue is fees paid by its clients under subscription agreements. The Company believes that its patent risk management solution comprises a single deliverable and thus the Company recognizes each subscription fee ratably over the non-cancelable term for which the fee applies. Revenue is recognized net of any discounts or other contractual incentives. The Company starts recognizing revenue when all of the following criteria have been met:

•	Persuasive evidence of an arrangement exists. All subscription fees are supported by a dually executed subscription agreement.

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Delivery has occurred or services have been rendered.    The subscription agreement calls for the Company to provide its patent risk management solution over a specific term commencing on the agreement effective date. Because services are not on an individualized basis (i.e., the Company generally performs its services on behalf of all of its clients as opposed to each client individually), delivery occurs automatically with the passage of time. Consequently, the Company recognizes subscription revenue ratably.

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Seller's price to the buyer is fixed or determinable.    Each client's annual subscription fee is based on the Company's fee schedule in effect at the time of the client's initial agreement. A client's subscription fee is calculated using its fee schedule and its normalized operating income, which is defined as the greater of (i) the average of the three most recently reported fiscal year's operating income and (ii) 5% of the most recently reported fiscal years' revenue. The fee for the first year of the agreement is typically determined and invoiced at the time of contract execution. The fee for each subsequent year of the agreement is generally calculated and invoiced in advance prior to each anniversary date of the agreement.

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Collectability is reasonably assured.    Subscription fees are generally collected on or near the effective date of the agreement and again at or near each anniversary date thereof. The Company does not recognize revenue in instances where collectability is not reasonably assured. The Company's subscription agreements state that all fees paid are non-refundable.

In some limited instances, the subscription agreement includes a contingency clause, giving one or both parties an option to terminate the agreement and receive a full refund if contingencies are not resolved within a defined time period. In those instances, revenue will not be recognized until all contingencies have been removed. The revenue earned during the period between the effective date of the agreement and the contingency removal date is recognized on the contingency removal date. Thereafter, revenue is recognized ratably over the remaining subscription term.

To the extent that the Company is contractually able, the Company grants its clients a term license to, and a release from all prior damages associated with, patent assets in the Company's portfolio. The term license to each patent asset converts to a perpetual license at the end of a contractually specified vesting period, provided that the client is a member at such time. The Company does not view the conversion of a license from term to perpetual to be a separate deliverable in its arrangements with its clients because the utility of, access to and freedom to practice the inventions covered by the patent asset is no different between a term and perpetual license. The Company does not view providing longer term access to the patent asset as a new deliverable separate from the term license.

In certain circumstances, the Company accepts a payment from one or more clients to finance part or all of an acquisition of patent assets. The Company refers to these types of transactions as structured acquisitions. The accounting for structured acquisitions is complex and often requires judgments on the part of management as to the appropriate accounting treatment. In accordance with ASC 605-45, Revenue Recognition: Principal Agent Considerations, in instances where the Company substantively acts as an agent to acquire patent rights from a seller on behalf of clients who are paying for such rights separately from their subscription agreements, the Company may treat the client payments on a net basis. As a result, there may be little or no revenue recognized for such contributions, and the basis of the acquired patent rights may exclude the amounts paid by the contributing client based on the Company's determination that it is not the principal in these transactions. In these situations, the contributing clients are typically defendants in an active or threatened patent infringement litigation filed by the owner of a patent. The Company is brought in to assist its clients to secure a dismissal from litigation and a license to the underlying patents.

Key indicators evaluated to reach the determination that the Company is not the principal in the transaction include:

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the seller of the patent assets is generally viewed as the primary obligor in the arrangement, given that it owns and controls the underlying patent(s) and thus has the absolute authority to grant and deliver any release from past damages and dismissal from litigation, as well the general terms of the license granted;

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the Company has no inventory risk, as the clients generally enter into their contractual obligations with the Company prior to or contemporaneous to the Company entering into its contractual obligation with the seller;

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the Company is not involved in the determination of the product or service specification and has no ability to change the product or perform any part of the service in connection with these transactions, as the seller owns the underlying patent(s); and

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the Company has limited or no credit risk, as each respective client has a contractually binding obligation, and in many instances the Company collects the client contribution prior to making a payment to the seller.

Accounting for Payments to Clients

The Company occasionally agrees to provide payments, discounts or other contractual incentives to clients in exchange for specified consideration. The Company accounts for such contract provisions in accordance with ASC 605-50, Revenue Recognition: Customer Payments and Incentives, which requires the Company to offset the amount of the payment, discount or other contractual incentive against revenue if the Company is unable to demonstrate both receipt of an identifiable benefit and determine the fair value of the benefit received.

Deferred Revenue

The Company generally invoices its clients upon execution of new subscription agreements and prior to any payment date for renewals of existing subscription agreements. The Company records the amount of subscription fees billed as deferred revenue and recognizes such amounts as revenue ratably over the period for which they apply. The Company records deferred revenue when it has the legal right to bill and collect amounts owed and the respective underlying term of a membership agreement has begun. In the rare instance where a membership term has commenced but the fees have not yet been invoiced, the Company records an unbilled receivable. Deferred revenue that will be recognized during the succeeding 12-month period from the respective balance sheet date is recorded as deferred revenue, current, and the remaining portion is recorded as non-current.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily includes amounts billed to clients under their subscription agreements. The majority of the Company's clients are well-established operating companies with investment-grade credit. For the periods ended December 31, 2009 and 2010 and the six months ended June 30, 2011 (unaudited), the Company has not incurred any losses on its accounts receivable. Based upon its historical collections experience and specific client information, the Company has determined that no allowance for doubtful accounts was required.

Concentration of Risk

The Company is subject to concentrations of credit risk principally attributable to cash and cash equivalents, investments and accounts receivable. The Company places the majority of its cash in non-interest bearing accounts at financial institutions which are insured by the Federal Deposit Insurance Corporation. Cash equivalents primarily consist of institutional money market funds and short-term investments consist of U.S. Government and Agency securities.

Credit risk with respect to accounts receivable is generally mitigated by short collection periods and/or subscription agreements that provide for payments in advance of the rendering of services. Three clients accounted for 44%, 37% and 15% of accounts receivable at December 31, 2009. Three clients accounted for 45%, 33% and 22% of accounts receivable at December 31, 2010. Two clients accounted for 53% and 37% (unaudited) of accounts receivable at June 30, 2011.

Two clients accounted for 87% and 12% of subscription fee revenue for the period from inception (July 15, 2008) to December 31, 2008. Five clients accounted for 15%, 12%, 11%, 10% and 10% of subscription fee revenue for the year ended December 31, 2009. No client accounted for more than 10% of subscription fee revenue for the year ended December 31, 2010 or for the six months ended June 30, 2010 and 2011 (unaudited).

Fair Value Measurements

The Company adopted the provisions of ASC 820, Fair Value Measurements and Disclosures (ASC 820), upon inception on July 15, 2008, for financial assets and liabilities that are being measured and reported at fair value on a recurring basis. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. ASC 820 establishes a hierarchy for inputs used in measuring fair value that minimizes the use of unobservable inputs by requiring the use of observable market data when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on active market data. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The fair value hierarchy is comprised of the three input levels summarized below:

Level 1 – Valuations based on quoted prices in active markets for identical assets or liabilities and readily accessible by the Company at the reporting date.

Level 2 – Valuations based on inputs other than quoted prices included within Level 1 that are observable for assets or liabilities, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.

Level 3 – Valuations based on inputs that are unobservable.

The carrying amounts of the Company's financial instruments, which include cash, cash equivalents, investments, accounts receivable and accounts payable, approximate their fair values due to their short maturities. Based on borrowing rates currently available to the Company for notes payable and other deferred payment obligations with similar terms, and considering the Company's credit risk, the carrying value of notes payable approximates fair value.

Cash and Cash Equivalents

Cash equivalents are highly liquid, short-term investments having an original maturity of 90 days or less that are readily convertible to known amounts of cash. All of the Company's cash and cash equivalents consisted of bank deposits and money market funds, which are classified within Level 1 of the fair value hierarchy because the securities are valued using quoted prices in active markets for identical assets.

Short-Term Investments

The Company holds short-term investments in marketable debt securities, consisting primarily of fixed income U.S. Government and Agency securities. The Company classifies these securities as "available-for-sale", and carries them at fair value on the consolidated balance sheets. Any unrealized gains or losses are recorded, net of estimated taxes, in accumulated other comprehensive income, a component of stockholders' equity. Realized gains and losses are recognized upon sale. The specific identification method is used to determine the cost basis of fixed income securities sold.

The Company considers its investments as available to support current operations. Consequently, the Company may not hold securities with maturities greater than twelve months until maturity. As a result, the Company classifies its investments including those with stated maturities beyond twelve months, as current assets in the accompanying consolidated balance sheets.

The Company periodically evaluates its investments for impairment due to declines in market value considered to be "other-than-temporary." This evaluation consists of several qualitative and quantitative factors, including the Company's ability and intent to hold the investment until a forecasted recovery occurs, as well as any decline in the investment quality of the security and the severity and duration of the unrealized loss. In the event of a determination that a decline in market value is other-than-temporary, the Company will recognize an impairment loss, and a new cost basis in the investment will be established. To date, the Company has not recorded any impairment related to its investments in its consolidated statements of operations.

Restricted Cash

The Company had restricted cash pledged under two lines of credit totaling $500,000 at December 31, 2009 and $720,000 at December 31, 2010 and June 30, 2011 (unaudited). See Note 11.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, generally three to five years. Maintenance and repairs are charged to expense as incurred, and improvements and betterments are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the balance sheet and any resulting gain or loss is reflected in the statement of operations in the period realized. Leasehold improvements are amortized on a straight-line basis over the terms of the lease, or the useful life of the assets, whichever is shorter.

Patent Assets

The Company generally acquires patent assets from third parties using cash and contractual deferred payments. Patent assets are recorded as intangible assets at fair value. The fair value of the assets acquired is generally based on the fair value of the consideration exchanged. The asset value includes the cost of legal and other fees associated with the acquisition of the assets. Costs incurred to maintain and prosecute patents and patent applications are expensed as incurred.

Because each client receives a license to the vast majority of the Company's patent assets, the Company is unable to reliably determine the pattern over which its patent assets are consumed. As a result, the Company amortizes each patent asset on a straight-line basis. The amortization period is equal to the shorter of the asset's estimated useful life and remaining statutory life. Estimating the economic useful life of patent assets requires significant management judgment. The Company considers various factors in estimating the economic useful lives of its patent assets, including its estimate of the period of time during which the Company may sign subscription agreements with prospective clients that may find relevance in the patent assets, the vesting period for which such clients earn the right to a perpetual license in the asset and the remaining contractual term of the Company's existing clients at the time of acquisition. The Company also considers its expectations for the vesting period of prospective clients that may find relevance in the assets. As of December 31, 2009 and 2010, and June 30, 2011 (unaudited), the majority of the Company's patent assets were being amortized over the estimated economic useful lives ranging between 24 to 60 months, with a weighted average of 49 months as of June 30, 2011 (unaudited).

The Company periodically evaluates whether events and circumstances have occurred that may warrant a revision to the remaining estimated useful life of its patent assets.

In instances where the Company sells patent assets, the amount of consideration received is compared to the asset's carrying value to determine and recognize a gain or loss.

Patent Asset Financing

The Company may use seller financing in the form of notes payable or contractually deferred payments for acquisitions of patent assets. In such cases, the acquired assets may serve as collateral or be otherwise encumbered during the term of the financing. Contractual amounts owed under such financing arrangements are recorded at fair value using a market rate of interest. If such financing arrangements do not have a stated interest rate, the Company imputes interest at a market rate (thereby discounting the future payments to present value) to account for the time-value-of-money component of the asset purchase. The difference between the contractual amounts due and the present value is recognized as interest expense over the period the payments are due. The Company records a corresponding patent asset for any such contractual obligations. Amounts due within approximately one year of the date of the acquisition under financing arrangements with no stated interest rate are recorded at face value.

The interest component is imputed, if necessary, at the time of acquisition by using the then-current market yield of an index of comparable maturity securities with a credit rating comparable to that of the Company.

Impairment of Long-Lived Assets

The Company assesses the recoverability of its long-lived assets, which includes patent assets, other intangible assets and property and equipment, when events or changes in circumstances indicate their carrying value may not be recoverable. Such events or changes in circumstances may include: a significant adverse change in the extent or manner in which a long-lived asset is being used, a significant adverse change in legal factors or in the business climate that could affect the value of a long-lived asset, an accumulation of costs significantly in excess of the amount originally expected for the acquisition or development of a long-lived asset, current or future operating or cash flow losses that demonstrate continuing losses associated with the use of a long-lived asset or a current expectation that, more-likely-than-not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. The Company licenses the portfolio of patent assets to all of its clients and thus views these assets as a single asset grouping. The Company assesses recoverability of a long-lived asset by determining whether the carrying value of these assets can be recovered through projected undiscounted cash flows. If the carrying value of the assets exceeds the forecasted undiscounted cash flows, an impairment loss is recognized, and is recorded as the amount by which the carrying value exceeds the estimated fair value. An impairment loss is charged to operations in the period in which management determines such impairment. To date, there have been no impairments of long-lived assets identified.

Assets Held for Sale

The Company classifies assets as held for sale when certain criteria are met, including: management's commitment to a plan to sell the assets; the availability of the assets for immediate sale in their present condition; whether an active program to locate buyers and other actions to sell the assets has been initiated; whether the sale of the assets is probable and their transfer is expected to qualify for recognition as a completed sale within one year; whether the assets are being marketed at reasonable prices in relation to their fair value; and how unlikely it is that significant changes will be made to the plan to sell the assets. There were no assets held for sale at December 31, 2009. The Company had one patent asset held for sale for $80,000 at December 31, 2010, which was included as a component of prepaid expenses and other current assets in the consolidated balance sheets. The sale transaction was completed in January 2011. There were no assets held for sale at June 30, 2011 (unaudited).

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired in a business combination. The Company evaluates goodwill for impairment on an annual basis or whenever events and changes in circumstances suggest that the carrying amount may not be recoverable. Because the Company has one reporting unit, the Company utilizes the entity-wide approach to assess goodwill for impairment. No impairment has been recorded through June 30, 2011 (unaudited).

Intangible Assets, Net

Intangible assets, net consist of intangible assets acquired from other companies as a result of acquisitions. Such assets are capitalized and amortized on a straight-line basis over the estimated useful life of the intangible assets. Intangible assets, net excludes patent related intangible assets, which are recorded within patent assets, net in the accompanying consolidated balance sheets.

Internal-Use Software and Website Development Costs

For its website development costs and the development costs related to other internal-use software, the Company capitalizes costs incurred during the application development stage, and reflects such amounts within the property and equipment, net line item on the consolidated balance sheets. Costs related to preliminary project activities, minor enhancement and maintenance and post implementation activities are expensed as incurred. Internal-use software is generally amortized on a straight-line basis over three years beginning on the date the software is placed into service. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

No amount was capitalized during the period from inception (July 15, 2008) through December 31, 2008 or during the years ended December 31, 2009 and 2010. For the six months ended June 30, 2011, the Company capitalized $0.6 million of software development costs (unaudited). There was no amortization of internal-use software during the period from inception through December 31, 2008 or the during the years ended December 31, 2009 and 2010. Amortization of internal-use software was $23,000 for the six months ended June 30, 2011 (unaudited).

Comprehensive Income

Comprehensive income consists of net income and charges or credits to stockholders' equity primarily related to changes in unrealized gains or losses on marketable securities, net of taxes. For the periods presented, the Company's comprehensive net income approximates its net income, therefore no separate components of comprehensive income are provided.

Advertising Costs

The Company expenses advertising costs as they are incurred. Advertising expenses were not material for any of the periods presented.

Foreign Currency Accounting

While the Company's revenue contracts are denominated in United States dollars, the Company has foreign operations that incur expenses in various foreign currencies. The functional currency of the Company's subsidiaries is the U.S. dollar. Monetary assets and liabilities are remeasured using the current exchange rate at the balance sheet date. Non-monetary assets and liabilities and capital accounts are remeasured using historical exchange rates. Revenues and expenses are remeasured using the average exchange rates in effect during the period. Foreign currency exchange gains and losses, which have not been material for any periods presented, are included in the consolidated statements of operations under other income (expense), net.

Income Taxes

The Company accounts for income taxes using an asset and liability approach, which requires the recognition of deferred tax assets or liabilities for the tax-effected temporary differences between the financial reporting and tax bases of its assets and liabilities and for net operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized.

The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income, and to the extent the Company believes that recovery is not likely, the Company establishes a valuation allowance. Judgment is required in determining the Company's provision for income taxes, deferred tax assets and liabilities and any valuation allowance recorded against the net deferred tax assets.

Based on the weight of available evidence at December 31, 2009, the Company believed that it was more-likely-than-not that it would be able to utilize its deferred tax assets in the future. As a result, the Company released its previously recorded valuation allowance. The Company makes estimates and judgments about its future taxable income that are based on assumptions that are consistent with its plans. Should the actual amounts differ from the Company's estimates, the carrying value of the Company's deferred tax assets could be materially impacted.

On January 1, 2009, the Company adopted the authoritative accounting guidance prescribing rules for the recognition, measurement, classification and disclosure of uncertain tax positions taken or expected to be taken in a tax return. The guidance utilizes a two-step approach for evaluating uncertain tax positions. The recognition step requires a company to determine if the weight of available evidence indicates that a tax position is more-likely-than-not, based on the technical merits, to be sustained upon examination, including resolution of related appeals or litigation processes, if any. If a tax position is not considered more-likely-than-not to be sustained, then no benefits of the position are recognized. A tax position that meets the more-likely-than-not threshold is measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized on ultimate settlement with a taxing authority that has full knowledge of all relevant information. The impact of adopting this standard was not material to the Company's consolidated results of operations or financial position.

Stock-Based Compensation

The Company accounts for stock-based payments, including grants of stock options to employees, under ASC 718, Compensation-Stock Compensation (ASC 718). ASC 718 requires the recognition of compensation expense, using a fair value-based method, for costs related to all share-based payments including stock options.

For equity awards granted to employees, ASC 718 requires companies to estimate the fair value of share-based payment awards on the grant date using an option pricing model. The value of awards expected to vest is recognized as expense on a straight-line basis over the requisite service period.

The Company accounts for equity awards issued to non-employees in exchange for goods and services under ASC 505-50, Equity-Based Payments to Non-Employees ("ASC 505-50"). ASC 505-50 requires that equity awards issued to non-employees be measured at the fair value as of the date at which either the commitment for performance by the non-employee to earn the award is reached or the date the non-employee's performance is complete. Until that point is reached, the award must be revalued at each reporting period with the true-up to expense recorded in current period earnings. The value of the award is recognized as an expense over the requisite service period.

The Company selected the Black-Scholes option pricing model as the most appropriate method for determining the estimated fair value for stock-based awards. The Black-Scholes model requires the use of highly subjective and complex assumptions which determine the fair value of stock-based awards, including the option's expected term and the price volatility of the underlying stock. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. See Note 15.

Subsequent Events

The Company accounts for and discloses subsequent events in accordance with ASC 855, Subsequent Events ("ASC 855"). ASC 855 requires a Company to account for and disclose events that occur after the balance sheet date but before financial statements are issued or are available to be issued. In accordance with this standard, the Company evaluated subsequent events through March 4, 2011, the date the consolidated financial statements for the year ended December 31, 2010 were issued.

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standard Update ("ASU") No. 2011-05, "Presentation of Comprehensive Income" ("ASU 2011-05"). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of shareholders' equity. Instead, the Company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. ASU 2011-05 does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The adoption of this guidance is not expected to have material impact on the Company's consolidated financial position, results of operations, or cash flows.

In May 2011, the FASB issued ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS" ("ASU 2011-04"). The amendments in ASU 2011-04 result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. Consequently, ASU 2011-04 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the FASB does not intend for the amendments in ASU 2011-04 to result in a change in the application of the requirements in Topic 820. ASU 2011-04 is effective prospectively for interim and annual reporting periods beginning after December 15, 2011. The adoption of this guidance is not expected to have material impact on the Company's consolidated financial position, results of operations, or cash flows.

In December 2010, the FASB issued ASU 2010-29, "Disclosure of Supplementary Pro Forma Information for Business Combinations" ("ASU 2010-29"). ASU 2010-29 amends and clarifies the acquisition date to be used for reporting pro forma financial disclosures when comparative financial statements are presented. In addition, it requires a description of the nature of and amount of any material, non-recurring pro forma adjustments directly attributable to the business combination. ASU 2010-29 is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Company adopted this amendment effective January 1, 2011. There was no impact on the Company's consolidated financial position, results of operations, or cash flows.

In December 2010, the FASB issued ASU 2010-28, "When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts" ("ASU 2010-28"). ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more-likely-than-not that a goodwill impairment exists. In determining whether it is more-likely-than-not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with existing guidance which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more-likely- than-not reduce the fair value of a reporting unit below its carrying amount. This ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2010. The Company adopted this amendment effective January 1, 2011. There was no impact on the Company's consolidated financial position, results of operations, or cash flows.